Average Annual Total Returns - PSF PGIM Total Return Bond Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.45%	6.29%	5.53%	7.51%	4.44%	3.84%